Unaudited Interim Condensed Statements of Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Diluted loss per share (in Dollars per share)	$ (1.99)	$ (2.69)
Weighted average number of shares outstanding used to compute diluted loss per ordinary share	12,193,918	2,167,170